Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,035,750.00
Total Offset Amount	119,870.60
Net Fee	$ 915,879.40
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false